Net investment income (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net investment income [abstract]
Net gain from disposal of available for sale investments	[1]	£ 0	£ 298	£ 912
Net gain from disposal of debt instruments at FV through OCI		158	0	0
Dividend income		91	48	8
Net gain from financial instruments designated at fair value	[2]	0	338	158
Other investment income		110	177	246
Net investment income		£ 585	£ 861	£ 1,324

[1]	Following the adoption of IFRS 9, available for sale classification is no longer applicable
[2]

Following the adoption of IFRS 9 , this category only includes financial assets designated at fair value to eliminate or reduc e an accounting mismatch. The net gains on such instruments are recognised in net trading income which helps to reduce an income statement presentation mismatch